Feb. 28, 2018

RIVERFRONT ASSET ALLOCATION AGGRESSIVE

RIVERFRONT ASSET ALLOCATION GROWTH

RIVERFRONT ASSET ALLOCATION GROWTH & INCOME

RIVERFRONT ASSET ALLOCATION MODERATE

RIVERFRONT ASSET ALLOCATION INCOME & GROWTH

(each a “Fund,” and collectively, the “RiverFront Funds”)

SUPPLEMENT DATED MAY 31, 2018

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED FEBRUARY 28, 2018

AS SUBSEQUENTLY AMENDED

The following language is hereby added to the discussion of principal risks of each Fund’s Summary Prospectus and Prospectus:

Capital Gains Risk. Because the Fund recently liquidated several long-term positions in its portfolio that had appreciated significantly, it recognized significant long-term capital gains. If the Fund recognizes capital losses prior to October 31, 2018 (the end of its tax year), such losses may partially offset the capital gains. After applying any such losses, the Fund will follow its practice of distributing its net long-term capital gains to shareholders near the end of the calendar year and of designating such distributions as capital gain distributions with respect to its tax year ended on October 31 of the same calendar year. Such “capital gain dividends” will be taxable to shareholders who receive (i.e., are paid) them as long-term capital gains.

The Fund is expected to distribute these realized capital gains in December 2018. For shareholders subject to federal income tax, capital gain distributions are taxable even if they are paid from gains earned by the Funds before a particular shareholder purchased its shares (and thus economically represent a return of that shareholder’s investment). Accordingly, while a shareholder who recently invested in the Fund would receive a return of capital in economic terms, the shareholder could not treat the distribution as a return of capital for tax purposes and the distribution will not reduce the tax basis of its investment in the Fund.

An estimate of this distribution will be posted on the Fund’s website at www.alpsfunds.com when it is available, which is expected to be in December 2018. Please consult your tax adviser about foreign, federal, state, local or other applicable tax laws.

In addition, the Table on pages 81 – 86 in the Section titled “Principal Risks” of the Funds’ Statutory Prospectus is amended to reflect that “Capital Gains Risk” is a principal risk for the RiverFront Funds and a non-principal risk of the other Funds.

The Funds expect to use the “equalization accounting” to determine the portion of its income and gains distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares. This method will allow the Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders, but will not reduce the total return on a shareholder’s investment. If the IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.